Acquisitions - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2022
Additional information
Acquisition related costs		$ 40
Synnve Knutsen
Additional information
Purchase price	$ 119,000
Outstanding indebtedness	87,700
Certain capitalized financing fees	600
Customary working capital purchase price adjustments	$ 5,900